INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

	2023	2022
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.8)%	(7.1)%
Change in valuation allowance	(23.3)%	22.6%
Stock based compensation	176.0%	26.9%
Net Operating Loss Utilization	5.0%	–
Revaluation of contingent earn out liability	(135.2)%	(21.8)%
Nondeductible items	5.6%	0.3%
Effective tax rate	1.3%	(0.1)%

Schedule of deferred tax assets and liabilities

	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$2,617,000	$2,640,000
Tax credit carry forwards	247,000	164,000
Reserves and accruals not yet deducted for tax purposes	407,000	512,000
Total deferred tax assets	3,271,000	3,316,000
Valuation allowance	(3,271,000)	(3,316,000)
Net deferred tax asset	$–	$–